Equity and Distributions - Summary of Incentive Distributions (Detail)	12 Months Ended
Dec. 31, 2014
Distributions To Unitholders General Partner or IDR Holders [Line Items]
Minimum total quarterly distribution, per unit	0.4750
Second Target Quarterly Distribution Minimum, per unit	0.54625
IDR [Member]
Distributions To Unitholders General Partner or IDR Holders [Line Items]
Marginal Percentage Interest In Second Target Distributions	14.90%
Marginal Percentage Interest In Distributions Thereafter	24.90%
Unitholders [Member]
Distributions To Unitholders General Partner or IDR Holders [Line Items]
Minimum Marginal Percentage Interest In Quarterly Distributions	99.90%
Marginal Percentage Interest In First Target Distributions	99.90%
Marginal Percentage Interest In Second Target Distributions	85.00%
Marginal Percentage Interest In Distributions Thereafter	75.00%
General Partner [Member]
Distributions To Unitholders General Partner or IDR Holders [Line Items]
Minimum Marginal Percentage Interest In Quarterly Distributions	0.10%
Marginal Percentage Interest In First Target Distributions	0.10%
Marginal Percentage Interest In Second Target Distributions	0.10%
Marginal Percentage Interest In Distributions Thereafter	0.10%
Minimum [Member]
Distributions To Unitholders General Partner or IDR Holders [Line Items]
First Target Total Quarterly Distribution, per unit	0.4750
Second Target Quarterly Distribution Minimum, per unit	0.54625
Total Quarterly Distributions Thereafter, per unit	0.59375
Maximum [Member]
Distributions To Unitholders General Partner or IDR Holders [Line Items]
First Target Total Quarterly Distribution, per unit	0.54625
Second Target Quarterly Distribution Minimum, per unit	0.59375